Consolidated Statement of Cash Flows (USD $)	12 Months Ended		56 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Cash Flows from (used in) Operating Activities
Net (loss)	$ (113,969)	$ (64,124)	$ (232,662)
Depreciation of Vending Equipment	5,000		5,000
Prepaid Expenses	(74)		(74)
Increase in Accounts payable and accrued liabilities	99,576	51,201	157,527
Net cash used for operating activities	(9,467)	(12,923)	(70,209)
Cash Flows from (used in) Investing Activities
Purchase of Vending Equipment			(5,000)
Net Cash provided by (used in) Investing Activities	0	0	(5,000)
Cash Flows from (used in) Financing Activities
Sale of common stock			28,000
Advances from Executive Officers	9,467	11,689	47,209
Net cash provided by financing activities	9,467	11,689	75,209
Net increase (decrease) in cash and equivalents	0	(1,234)	0
Cash and equivalents at beginning of the period	0	1,234	0
Cash and equivalents at end of the period	$ 0	$ 0	$ 0